Other Financial Assets And Liabilities - Effect of Derivatives on Statements of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Amount of Gains (Losses) Recognized in Income on Derivatives	$ (25)	$ (24)	$ (22)
Foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Amount of Gains (Losses) Recognized in Income on Derivatives	(24)	(16)	$ (22)
Commodity swaps
Disclosure of detailed information about hedging instruments [line items]
Amount of Gains (Losses) Recognized in Income on Derivatives	$ (1)	$ (8)